Note 17 - Financial Instruments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Derivatives, at Fair Value, Net		$ 8,467,000
Difference In Value of Swap Agreements	92,000
Derivative, Number of Instruments Held	1
Derivative, Notional Amount	59,277,000
Assets Held-for-sale, Property, Plant and Equipment	42,178,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure	25,200,000	10,414,000
Long Lived Assets Held-for-sale, Impairment Charge	16,978,000	45,110,000
Long-Lived Assets Held and Used Carrying Value	211,384,000
Long-Lived Assets Held and Used Fair Value	164,792,000
Impairment of Long-Lived Assets Held-for-use	46,592,000
Long-Lived Assets Held And Used Revaluation Gain	2,086,000
Written Down [Member]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	25,200,000
Sovereign [Member]
Sovereign Option Outstanding	3,000,000
Reclassified [Member]
Long-Lived Assets Held and Used Carrying Value	10,414,000
Long-Lived Assets Held and Used Fair Value	$ 12,500,000
Fair Value, Inputs, Level 3 [Member]
Percentage of Total Value Derived From Level 3 Inputs	18.70%